DEFERRED TAX ASSETS AND LIABILITIES - Consolidated elimination amount (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
DEFERRED TAX ASSETS AND LIABILITIES
Deferred tax assets	¥ 10,445	¥ 11,207
Deferred tax liabilities	¥ 10,445	¥ 11,207